BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
April 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 1.1%
Carmax Auto Owner Trust, Series 2019-3,
Class A2B, (LIBOR USD 1 Month + 0.25%),
0.36%, 12/15/22
(a)
................ USD 419 $ 419,155
CarMax Auto Owner Trust:
Series 2020-1, Class A2, 1.87%, 04/17/23 3,288 3,304,103
Series 2020-3, Class A2A, 0.49%, 06/15/23 5,314 5,319,694
Series 2020-3, Class A2B, (LIBOR USD 1
Month + 0.25%), 0.36%, 06/15/23
(a)
.. 1,295 1,295,458
Series 2020-4, Class A2, 0.31%, 01/16/24 16,377 16,383,132
Ford Credit Auto Lease Trust, Series 2020-B,
Class A2A, 0.50%, 12/15/22 ......... 19,330 19,348,523
Ford Credit Auto Owner Trust, Series 2020-B,
Class A2, 0.50%, 02/15/23 .......... 5,361 5,365,151
Honda Auto Receivables Owner Trust, Series
2020-2, Class A2, 0.74%, 11/15/22 ..... 2,621 2,625,368
Total Asset-Backed Securities — 1.1%
(Cost: $54,003,244) .............................. 54,060,584
Corporate Bonds — 38.4%
Aerospace & Defense — 0.1%
Raytheon Technologies Corp., 2.80%, 03/15/22 4,000 4,079,529
Auto Components — 0.0%
Toyota Industries Corp., 3.11%, 03/12/22
(b)
. 2,559 2,614,503
Automobiles — 2.2%
(b)
BMW US Capital LLC:
(LIBOR USD 3 Month + 0.50%), 0.70%,
08/13/21
(a)
................... 11,200 11,215,473
2.70%, 04/06/22 ................. 5,000 5,103,696
2.95%, 04/14/22 ................. 9,000 9,227,133
(SOFR + 0.53%), 0.54%, 04/01/24
(a)
... 18,115 18,214,180
0.80%, 04/01/24 ................. 2,680 2,693,016
Daimler Finance North America LLC:
2.00%, 07/06/21 ................. 3,631 3,641,887
0.75%, 03/01/24 ................. 26,690 26,609,262
Hyundai Capital America:
2.38%, 02/10/23 ................. 12,340 12,670,502
0.80%, 04/03/23 ................. 7,700 7,696,302
Volkswagen Group of America Finance LLC:
(LIBOR USD 3 Month + 0.86%), 1.05%,
09/24/21
(a)
................... 5,215 5,231,178
2.50%, 09/24/21 ................. 665 670,764
0.75%, 11/23/22 ................. 11,350 11,387,752
114,361,145
Banks — 7.8%
ABN AMRO Bank NV, (LIBOR USD 3 Month +
0.57%), 0.76%, 08/27/21
(a)(b)
......... 1,000 1,001,610
Australia & New Zealand Banking Group Ltd.:
(LIBOR USD 3 Month + 0.87%), 1.05%,
11/23/21
(a)(b)
.................. 8,000 8,037,333
2.63%, 05/19/22 ................. 1,000 1,025,240
Bank of America Corp., 5.00%, 05/13/21 ... 10,000 10,011,992
Banque Federative du Credit Mutuel SA,
1.96%, 07/21/21
(b)
............... 8,000 8,029,039
BNZ International Funding Ltd.
(b)
:
2.10%, 09/14/21 ................. 1,500 1,510,066
2.90%, 02/21/22 ................. 5,300 5,411,363
Capital One NA, 2.95%, 07/23/21 ....... 5,673 5,693,933
Citibank NA
(a)
:
(LIBOR USD 3 Month + 0.57%), 0.74%,
07/23/21 .................... 1,000 1,000,684
(LIBOR USD 3 Month + 0.60%), 2.84%,
05/20/22 .................... 4,380 4,385,141
Security
Par (000)
Par (000) Value
Banks (continued)
Citigroup, Inc.
(a)
:
(SOFR + 0.87%), 0.88%, 11/04/22 ..... USD 5,000 $ 5,014,000
(SOFR + 0.87%), 2.31%, 11/04/22 ..... 4,000 4,037,278
Cooperatieve Rabobank UA, 2.75%, 01/10/22 3,790 3,855,848
Credit Agricole Corporate & Investment Bank
SA, 0.40%, 01/15/23 ............. 15,000 14,989,516
DNB Bank ASA
(b)
:
2.38%, 06/02/21 ................. 2,439 2,443,303
(LIBOR USD 3 Month + 0.62%), 0.81%,
12/02/22
(a)
................... 7,000 7,057,541
2.15%, 12/02/22 ................. 13,000 13,362,914
Fifth Third Bank NA, 1.80%, 01/30/23 .... 6,840 7,007,670
HSBC Holdings plc:
2.95%, 05/25/21 ................. 11,000 11,017,436
2.65%, 01/05/22 ................. 4,000 4,061,618
JPMorgan Chase & Co.
(a)
:
(LIBOR USD 3 Month + 0.61%), 3.51%,
06/18/22 .................... 13,500 13,554,558
(SOFR + 0.58%), 0.59%, 03/16/24 ..... 20,000 20,052,800
(SOFR + 0.58%), 0.70%, 03/16/24 ..... 10,000 10,034,171
Kookmin Bank, (SOFR + 0.45%), 0.52%,
08/03/22
(a)(b)
................... 10,535 10,539,803
Lloyds Bank plc, 3.30%, 05/07/21 ....... 1,000 1,000,254
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21 ................. 2,946 2,968,360
3.00%, 02/22/22 ................. 3,661 3,739,778
MUFG Bank Ltd., 2.85%, 09/08/21
(b)
..... 6,438 6,494,542
MUFG Union Bank NA, 3.15%, 04/01/22 ... 3,625 3,710,105
National Australia Bank Ltd.:
1.88%, 07/12/21 ................. 3,000 3,009,780
3.38%, 09/20/21 ................. 2,872 2,904,511
(LIBOR USD 3 Month + 0.41%), 0.59%,
12/13/22
(a)(b)
.................. 6,000 6,027,636
1.88%, 12/13/22 ................. 10,830 11,109,155
Nordea Bank Abp, 1.00%, 06/09/23
(b)
..... 4,255 4,306,478
Santander UK plc:
3.40%, 06/01/21 ................. 9,000 9,021,343
2.10%, 01/13/23 ................. 2,807 2,888,095
Skandinaviska Enskilda Banken AB
(b)
:
(LIBOR USD 3 Month + 0.43%), 0.62%,
05/17/21
(a)
................... 2,000 2,000,297
3.25%, 05/17/21 ................. 1,500 1,501,605
3.05%, 03/25/22 ................. 9,275 9,496,765
(LIBOR USD 3 Month + 0.65%), 0.83%,
12/12/22
(a)
................... 4,000 4,030,920
2.20%, 12/12/22 ................. 4,740 4,882,120
Sumitomo Mitsui Banking Corp., 3.20%,
07/18/22 ..................... 2,500 2,584,594
Sumitomo Mitsui Financial Group, Inc., 0.51%,
01/12/24 ..................... 3,380 3,372,784
Sumitomo Mitsui Trust Bank Ltd., 0.80%,
09/12/23
(b)
.................... 16,306 16,378,829
Svenska Handelsbanken AB:
3.35%, 05/24/21 ................. 1,190 1,192,106
0.63%, 06/30/23
(b)
................ 6,425 6,455,706
Swedbank AB
(b)
:
(LIBOR USD 3 Month + 0.70%), 0.88%,
03/14/22
(a)
................... 2,500 2,512,165
1.30%, 06/02/23 ................. 10,725 10,893,175
0.60%, 09/25/23 ................. 12,000 11,987,640
Toronto-Dominion Bank (The):
(LIBOR USD 3 Month + 0.43%), 0.61%,
06/11/21
(a)
................... 1,500 1,500,678
3.25%, 06/11/21 ................. 10,000 10,032,699
Truist Bank, 1.25%, 03/09/23 .......... 20,000 20,349,588

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Truist Financial Corp., 3.95%, 03/22/22 ... USD 1,243 $ 1,279,725
US Bank NA, (LIBOR USD 3 Month + 0.44%),
0.62%, 05/23/22
(a)
............... 6,080 6,104,634
Wells Fargo & Co.:
(LIBOR USD 3 Month + 1.03%), 1.20%,
07/26/21
(a)
................... 2,595 2,600,616
2.10%, 07/26/21 ................. 2,435 2,445,616
Wells Fargo Bank NA:
(LIBOR USD 3 Month + 0.51%), 0.69%,
10/22/21
(a)
................... 1,500 1,503,006
3.63%, 10/22/21 ................. 5,000 5,064,300
(LIBOR USD 3 Month + 0.61%), 2.90%,
05/27/22
(a)
................... 3,000 3,005,108
(LIBOR USD 3 Month + 0.66%), 0.85%,
09/09/22
(a)
................... 20,000 20,043,724
Westpac Banking Corp.:
2.00%, 08/19/21 ................. 7,967 8,008,960
2.00%, 01/13/23 ................. 5,345 5,503,370
395,045,624
Beverages — 0.8%
Coca-Cola European Partners plc, 0.50%,
05/05/23
(b)
.................... 40,000 39,982,458
PepsiCo, Inc., 0.75%, 05/01/23 ........ 2,475 2,499,775
42,482,233
Biotechnology — 1.6%
AbbVie, Inc.:
(LIBOR USD 3 Month + 0.35%), 0.53%,
05/21/21
(a)
................... 12,000 12,001,588
2.15%, 11/19/21 ................. 25,000 25,245,827
5.00%, 12/15/21 ................. 3,000 3,053,543
3.45%, 03/15/22 ................. 4,000 4,085,557
Gilead Sciences, Inc.:
(LIBOR USD 3 Month + 0.15%), 0.33%,
09/17/21
(a)
................... 16,920 16,924,272
(LIBOR USD 3 Month + 0.52%), 0.71%,
09/29/23
(a)
................... 8,024 8,032,311
0.75%, 09/29/23 ................. 11,695 11,715,359
81,058,457
Capital Markets — 5.5%
Credit Suisse AG:
2.10%, 11/12/21 ................. 9,250 9,336,560
(SOFR + 0.45%), 0.46%, 02/04/22
(a)
... 16,000 15,992,963
2.80%, 04/08/22 ................. 6,000 6,137,430
1.00%, 05/05/23 ................. 5,000 5,045,713
(SOFR + 0.39%), 0.40%, 02/02/24
(a)
... 15,000 14,943,600
0.50%, 02/02/24 ................. 2,670 2,648,981
Goldman Sachs Group, Inc. (The):
5.25%, 07/27/21 ................. 8,820 8,921,695
(SOFR + 0.41%), 0.42%, 01/27/23
(a)
... 12,000 11,997,494
0.48%, 01/27/23 ................. 5,000 5,002,924
0.52%, 03/08/23 ................. 20,000 20,019,433
(SOFR + 0.54%), 0.55%, 11/17/23
(a)
.... 7,000 6,998,987
(SOFR + 0.54%), 0.63%, 11/17/23
(a)
.... 10,000 10,012,527
ING Bank NV, 2.05%, 08/15/21
(b)
....... 4,684 4,707,602
Macquarie Bank Ltd.
(b)
:
(LIBOR USD 3 Month + 0.45%), 0.63%,
11/24/21
(a)
................... 26,000 26,048,994
2.10%, 10/17/22 ................. 12,850 13,178,711
0.44%, 12/16/22 ................. 9,120 9,127,231
Morgan Stanley:
2.63%, 11/17/21 ................. 15,000 15,190,151
(SOFR + 0.83%), 0.84%, 06/10/22
(a)
... 10,000 10,006,426
(SOFR + 0.70%), 0.71%, 01/20/23
(a)
... 31,308 31,370,012
(SOFR + 0.47%), 0.56%, 11/10/23
(a)
.... 15,000 15,017,171
Security
Par (000)
Par (000) Value
Capital Markets (continued)
0.53%, 01/25/24
(a)
................ USD 8,000 $ 7,995,192
Morgan Stanley & Co. LLC,  + 0.00%), 0.73%,
04/05/24
(a)
.................... 22,000 22,052,781
UBS AG, (SOFR + 0.36%), 0.37%, 02/09/24
(a)(b)
5,000 5,000,661
276,753,239
Chemicals — 0.1%
Air Liquide Finance SA, 1.75%, 09/27/21
(b)
. 3,197 3,212,036
Consumer Finance — 4.6%
American Express Co., (LIBOR USD 3 Month +
0.60%), 0.80%, 11/05/21
(a)
.......... 10,192 10,214,567
American Honda Finance Corp.:
(LIBOR USD 3 Month + 0.35%), 0.53%,
06/11/21
(a)
................... 6,645 6,647,719
(LIBOR USD 3 Month + 0.12%), 0.31%,
01/21/22
(a)
................... 5,000 5,000,976
(LIBOR USD 3 Month + 0.45%), 0.64%,
02/15/22
(a)
................... 16,000 16,049,023
2.20%, 06/27/22 ................. 10,500 10,738,479
(LIBOR USD 3 Month + 0.15%), 0.33%,
02/22/23
(a)
................... 4,705 4,701,231
(LIBOR USD 3 Month + 0.42%), 0.60%,
09/08/23
(a)
................... 5,790 5,816,402
0.65%, 09/08/23 ................. 26,000 26,151,938
Caterpillar Financial Services Corp.:
(LIBOR USD 3 Month + 0.20%), 0.40%,
11/12/21
(a)
................... 10,000 10,012,775
(LIBOR USD 3 Month + 0.22%), 0.41%,
01/06/22
(a)
................... 2,145 2,147,195
(LIBOR USD 3 Month + 0.74%), 0.93%,
05/13/22
(a)
................... 5,000 5,031,120
0.95%, 05/13/22 ................. 16,000 16,118,838
1.95%, 11/18/22 ................. 6,645 6,824,057
John Deere Capital Corp., 0.55%, 07/05/22 . 15,350 15,404,120
PACCAR Financial Corp., 0.80%, 06/08/23 . 3,515 3,546,855
Toyota Motor Credit Corp.:
(LIBOR USD 3 Month + 0.13%), 0.32%,
08/13/21
(a)
................... 18,675 18,679,256
(LIBOR USD 3 Month + 0.29%), 0.49%,
10/07/21
(a)
................... 22,000 22,023,064
(LIBOR USD 3 Month + 0.15%), 0.35%,
02/14/22
(a)
................... 8,790 8,797,078
(SOFR + 0.30%), 0.31%, 06/13/22
(a)
... 18,000 18,024,404
0.45%, 07/22/22 ................. 5,410 5,423,025
(SOFR + 0.34%), 0.32%, 10/14/22
(a)
... 18,000 18,036,900
235,389,022
Diversified Financial Services — 0.6%
(b)
LSEGA Financing plc, 0.65%, 04/06/24 ... 3,120 3,113,339
NTT Finance Corp., 0.58%, 03/01/24 ..... 6,005 5,996,703
Siemens Financieringsmaatschappij NV,
(SOFR + 0.43%), 0.44%, 03/11/24
(a)
.... 18,980 19,095,152
28,205,194
Diversified Telecommunication Services — 0.6%
Bell Canada, Series US-3, 0.75%, 03/17/24 . 10,000 9,988,860
Verizon Communications, Inc.:
(SOFR + 0.50%), 0.51%, 03/22/24
(a)
... 16,955 17,026,612
0.75%, 03/22/24 ................. 3,325 3,337,823
30,353,295
Electric Utilities — 3.8%
Duke Energy Corp.:
3.55%, 09/15/21 ................. 3,000 3,011,262
2.40%, 08/15/22 ................. 4,619 4,726,669
Duke Energy Florida LLC, Series A, (LIBOR
USD 3 Month + 0.25%), 0.44%, 11/26/21
(a)
2,000 2,001,441

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Duke Energy Progress LLC, Series A, (LIBOR
USD 3 Month + 0.18%), 0.37%, 02/18/22
(a)
USD 33,915 $ 33,908,335
Florida Power & Light Co., (LIBOR USD 3
Month + 0.38%), 0.56%, 07/28/23
(a)
.... 12,550 12,550,512
NextEra Energy Capital Holdings, Inc.:
(LIBOR USD 3 Month + 0.48%), 0.67%,
05/04/21
(a)
................... 40,250 40,250,000
2.40%, 09/01/21 ................. 26,176 26,360,552
(LIBOR USD 3 Month + 0.72%), 0.91%,
02/25/22
(a)
................... 3,400 3,414,941
2.90%, 04/01/22 ................. 2,225 2,277,890
1.95%, 09/01/22 ................. 4,000 4,084,294
(LIBOR USD 3 Month + 0.27%), 0.45%,
02/22/23
(a)
................... 30,000 30,003,198
(SOFR + 0.54%), 0.55%, 03/01/23
(a)
... 9,305 9,332,597
PPL Electric Utilities Corp., (LIBOR USD 3
Month + 0.25%), 0.44%, 09/28/23
(a)
.... 10,450 10,454,412
Xcel Energy, Inc., 0.50%, 10/15/23 ...... 9,450 9,471,461
191,847,564
Energy Equipment & Services — 0.1%
Schlumberger Finance Canada Ltd., 2.65%,
11/20/22
(b)
.................... 3,500 3,610,005
Entertainment — 0.1%
Walt Disney Co. (The), (LIBOR USD 3 Month +
0.25%), 0.44%, 09/01/21
(a)
.......... 6,000 6,004,592
Food & Staples Retailing — 0.8%
7-Eleven, Inc., (LIBOR USD 3 Month + 0.45%),
0.65%, 08/10/22
(a)(b)
.............. 41,320 41,345,206
Gas Utilities — 0.9%
Atmos Energy Corp.:
(LIBOR USD 3 Month + 0.38%), 0.57%,
03/09/23
(a)
................... 23,770 23,783,411
0.63%, 03/09/23 ................. 8,175 8,182,696
CenterPoint Energy Resources Corp., 0.70%,
03/02/23 ..................... 15,935 15,944,672
47,910,779
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc., 1.70%, 08/15/21 . 2,845 2,853,611
Industrial Conglomerates — 0.7%
Honeywell International, Inc.:
(LIBOR USD 3 Month + 0.23%), 0.41%,
08/19/22
(a)
................... 13,070 13,078,662
0.48%, 08/19/22 ................. 18,000 18,015,757
Roper Technologies, Inc., 0.45%, 08/15/22 . 2,795 2,798,648
33,893,067
Insurance — 3.2%
(b)
Jackson National Life Global Funding, (SOFR +
0.60%), 0.61%, 01/06/23
(a)
.......... 36,000 36,151,341
MassMutual Global Funding II, 0.85%, 06/09/23 8,472 8,550,284
Met Tower Global Funding, (SOFR + 0.55%),
0.56%, 01/17/23
(a)
............... 20,060 20,161,159
Metropolitan Life Global Funding I
(a)
:
(SOFR + 0.35%), 0.36%, 09/08/22 ..... 27,000 27,087,082
(SOFR + 0.57%), 0.58%, 01/13/23 ..... 24,390 24,523,746
(SOFR + 0.32%), 0.33%, 01/07/24 ..... 20,000 20,043,200
Protective Life Global Funding:
0.50%, 04/12/23 ................. 8,150 8,160,360
0.63%, 10/13/23 ................. 5,670 5,683,514
0.47%, 01/12/24 ................. 10,000 9,935,045
160,295,731
Security
Par (000)
Par (000) Value
IT Services — 0.3%
International Business Machines Corp., (LIBOR
USD 3 Month + 0.40%), 0.59%, 05/13/21
(a)
USD 17,000 $ 17,001,794
Machinery — 0.0%
Illinois Tool Works, Inc., 3.38%, 09/15/21 .. 2,250 2,257,991
Multi-Utilities — 1.1%
Dominion Energy, Inc.:
Series C, 2.00%, 08/15/21 .......... 4,970 4,984,547
Series D, (LIBOR USD 3 Month + 0.53%),
0.71%, 09/15/23
(a)
.............. 34,725 34,746,841
WEC Energy Group, Inc., 0.55%, 09/15/23 . 18,610 18,628,353
58,359,741
Oil, Gas & Consumable Fuels — 1.3%
Chevron Corp., 1.14%, 05/11/23 ........ 5,135 5,222,519
Chevron USA, Inc., (LIBOR USD 3 Month +
0.20%), 0.40%, 08/11/23
(a)
.......... 40,515 40,609,356
Enbridge, Inc., (SOFR + 0.40%), 0.41%,
02/17/23
(a)
.................... 9,400 9,411,904
Enterprise Products Operating LLC, 3.50%,
02/01/22 ..................... 11,000 11,256,672
66,500,451
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., 2.55%, 05/14/21 . 8,647 8,652,756
Roche Holdings, Inc., (SOFR + 0.24%), 0.25%,
03/05/24
(a)(b)
................... 5,370 5,373,541
14,026,297
Semiconductors & Semiconductor Equipment — 0.4%
Lam Research Corp., 2.80%, 06/15/21 .... 19,373 19,408,615
Software — 0.1%
Oracle Corp., 1.90%, 09/15/21 ......... 5,000 5,023,355
Thrifts & Mortgage Finance — 0.8%
BPCE SA:
2.75%, 12/02/21 ................. 8,938 9,066,840
(SOFR + 0.44%), 0.45%, 02/17/22
(a)(b)
.. 13,500 13,519,699
Nationwide Building Society
(b)
:
2.00%, 01/27/23 ................. 14,515 14,915,549
0.55%, 01/22/24 ................. 1,520 1,515,649
39,017,737
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., (LIBOR USD 3
Month + 0.60%), 0.79%, 03/22/22
(a)
.... 23,755 23,833,935
Total Corporate Bonds — 38.4%
(Cost: $1,939,155,064) ........................... 1,946,744,748
Foreign Government Obligations — 0.6%
South Korea — 0.6%
Korea Development Bank (The)
(a)
:
(SOFR + 0.55%), 0.56%, 03/21/22
(b)
... 12,500 12,526,223
(LIBOR USD 3 Month + 0.35%), 0.54%,
02/18/23 .................... 16,690 16,715,050
29,241,273
Total Foreign Government Obligations — 0.6%
(Cost: $29,190,000) .............................. 29,241,273
Municipal Bonds — 3.1%
Arizona - 0.2%
County of Pima:
Series 2020C, COP, 0.38%, 12/01/21 ... 2,130 2,129,468
Series 2020C, COP, 0.48%, 12/01/22 ... 1,130 1,129,571

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Arizona (continued)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States:
(b)(c)(d)
Series 2021-MIZ9060TX, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.47%, 05/03/21 ............... USD 2,574 $ 2,574,268
Series 2020-MIZ9052, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.47%, 05/03/21 ............... 4,000 4,000,000
Taxable Municipal Funding Trust, Series 2021-
004, RB, VRDN (Barclays Bank plc LOC),
0.36%, 05/06/21
(b)(d)
............... 750 750,000
10,583,307
California - 0.1%
California Health Facilities Financing Authority,
Series 2020, RB, 0.42%, 06/01/22 ..... 2,000 2,002,160
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9042, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.31%, 05/06/21
(b)(c)(d)
.............. 3,155 3,155,000
Port of Oakland, Series 2020R, RB,
0.82%, 05/01/23 ................. 480 482,107
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-001, VRDP (Barclays
Bank plc LOC), 0.36%, 12/01/40
(b)(c)(d)
... 500 500,000
6,139,267
Connecticut - 0.1%
Connecticut Housing Finance Authority,
Series 2021A, Sub-Series A-4, RB,
0.30%, 11/15/22 ................. 440 440,040
State of Connecticut, Series 2000A, GO,
3.00%, 07/01/21 ................. 2,360 2,370,124
2,810,164
Florida - 0.2%
County of Miami-Dade:
Series 2020B, RB, 0.38%, 04/01/23 .... 7,500 7,476,750
Series 2021A, RB, 0.71%, 10/01/23 .... 1,000 997,850
8,474,600
Hawaii - 0.1%
State of Hawaii, Series 2020GB, GO,
0.43%, 10/01/22 ................. 4,945 4,959,390
New York - 0.9%
City of New York:
Series 2021, Sub-Series A-2, GO,
0.31%, 08/01/21 ............... 15,170 15,171,366
Series 2021, Sub-Series B-2, GO,
0.40%, 11/01/21 ............... 6,300 6,302,331
Series 2021D, GO, 0.43%, 08/01/22 .... 6,970 6,972,579
Long Island Power Authority:
Series 2020C, RB, 0.66%, 03/01/22 .... 755 754,343
Series 2020C, RB, 0.76%, 03/01/23 .... 2,860 2,854,966
Port Authority of New York & New Jersey,
Series 2020AAA, RB, 1.09%, 07/01/23 .. 14,140 14,335,273
Taxable Municipal Funding Trust, Series
2020-003, VRDN (Barclays Bank plc SBPA),
0.36%, 01/16/25
(d)
................ 1,800 1,800,000
48,190,858
Security
Par (000)
Par (000) Value
Other - 1.4%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States:
(b)(c)(d)
Series 2020-MIZ9030, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.47%, 05/03/21 ............... USD 14,855 $ 14,855,000
Series 2020-MIZ9029, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.47%, 04/30/21 ............... 5,965 5,965,000
Series 2020-MIZ9032, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.47%, 05/03/21 ............... 12,989 12,988,628
Series 2020-MIZ9035, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.47%, 05/03/21 ............... 11,680 11,680,000
Series 2020-MIZ9036, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.47%, 05/03/21 ............... 10,000 10,000,000
Taxable Municipal Funding Trust, Series 2021-
002, RB, VRDN (Barclays Bank plc LOC),
0.36%, 05/06/21
(b)(d)
............... 6,500 6,500,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States:
(b)(c)(d)
Series 2020-007, VRDN (Barclays Bank plc
SBPA), 0.36%, 05/06/21 .......... 500 500,000
Series 2020-11, RB, VRDN (Barclays Bank
plc LOC), 0.36%, 05/06/21 ........ 8,570 8,570,000
71,058,628
Texas - 0.1%
City of Houston Airport System, Series 2020C,
RB, 0.88%, 07/01/22 .............. 810 813,937
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States:
(b)(c)(d)
Series 2020-MIZ9046, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.47%, 05/03/21 ............... 5,990 5,990,000
Series 2021-MIZ9064, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.47%, 05/03/21 ............... 250 250,000
7,053,937
Total Municipal Bonds — 3.1%
(Cost: $159,050,281) ............................. 159,270,151
Total Long-Term Investments — 43.2%
(Cost: $2,181,398,589) ........................... 2,189,316,756
Short-Term Securities — 57.8%
Certificates of Deposit — 18.4%
Euro — 1.1%
(e)
Credit Industriel et Commercial SA,
0.27%, 02/22/22 ................. 10,000 9,979,101
National Westminster Bank plc,
0.26%, 11/01/21 ................. 17,000 16,980,192
Standard Chartered Bank Fund LP,
0.43%, 08/27/21 ................. 10,000 9,993,063
Sumitomo Mitsui Trust Bank Ltd.,
0.31%, 05/17/21 ................. 18,000 17,999,082
54,951,438
Yankee — 17.3%
(f)
Banco Santander SA, New York:
0.26%, 09/23/21 ................. 7,000 7,002,069

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Yankee (continued)
0.28%, 11/08/21 ................. USD 20,000 $ 20,007,231
Bank of America NA, New York, (SOFR +
0.26%), 0.27%, 01/10/22
(a)
.......... 11,600 11,600,121
Bank of Montreal, Chicago
(a)
:
(LIBOR USD 3 Month + 0.05%),
0.25%, 08/10/21 ............... 13,000 13,002,425
(LIBOR USD 3 Month + 0.04%),
0.23%, 10/06/21 ............... 2,000 2,000,340
(LIBOR USD 3 Month + 0.10%),
0.29%, 11/18/21 ............... 7,000 7,003,427
(LIBOR USD 3 Month + 0.11%),
0.30%, 12/21/21 ............... 4,000 4,002,278
Bank of Nova Scotia, Houston, (LIBOR USD 3
Month + 0.10%), 0.28%, 08/23/21
(a)
.... 15,000 15,004,160
Barclays Bank plc, New York:
0.30%, 05/03/21 - 11/10/21 .......... 14,100 14,102,075
0.36%, 12/31/21 ................. 13,500 13,509,512
0.33%, 02/01/22 ................. 10,000 10,004,359
0.31%, 04/19/22 ................. 10,000 10,000,487
Bayerische Landesbank , New York, (LIBOR
USD 3 Month + 0.47%), 0.67%, 02/03/22
(a)
25,000 25,070,048
Canadian Imperial Bank of Commerce, New
York:
(LIBOR USD 3 Month + 0.14%),
0.31%, 07/23/21
(a)
.............. 10,000 10,003,110
(LIBOR USD 3 Month + 0.16%),
0.35%, 08/06/21
(a)
.............. 8,000 8,003,270
(LIBOR USD 3 Month + 0.05%),
0.24%, 11/08/21
(a)
.............. 5,000 5,001,032
0.29%, 12/08/21 ................. 7,000 7,004,129
(LIBOR USD 3 Month + 0.10%),
0.28%, 12/13/21
(a)
.............. 5,000 5,002,760
Cooperatieve Rabobank UA, New York, (LIBOR
USD 3 Month + 0.05%), 0.24%, 10/20/21
(a)
15,000 15,003,477
Credit Agricole Corporate and Investment Bank
SA, New York
(a)
:
(LIBOR USD 3 Month + 0.21%),
0.39%, 07/15/21 ............... 11,000 11,004,838
(LIBOR USD 3 Month + 0.48%),
0.67%, 09/09/21 ............... 12,000 12,020,069
(SOFR + 0.40%), 0.41%, 11/15/21 ..... 8,000 8,008,512
Credit Industriel et Commercial SA, New York
(a)
:
(LIBOR USD 3 Month + 0.17%),
0.36%, 06/09/21 ............... 5,000 5,001,099
(LIBOR USD 3 Month + 0.18%),
0.37%, 06/18/21 ............... 10,000 10,002,874
(SOFR + 0.19%), 0.20%, 12/01/21 ..... 14,900 14,903,473
Credit Suisse AG, New York:
(SOFR + 0.35%), 0.36%, 08/03/21
(a)
.... 10,000 10,003,592
0.34%, 11/01/21 - 11/09/21 .......... 25,000 25,005,850
(SOFR + 0.30%), 0.31%, 11/16/21
(a)
.... 10,000 10,001,242
0.24%, 02/15/22 ................. 5,000 4,995,480
(SOFR + 0.22%), 0.23%, 04/08/22
(a)
.... 5,000 4,994,767
DNB Bank ASA, New York, (LIBOR USD 3
Month + 0.22%), 0.41%, 07/19/21
(a)
.... 20,000 20,010,551
DZ Bank AG, New York, (LIBOR USD 3 Month
+ 0.20%), 0.39%, 02/17/22
(a)
......... 32,000 32,012,555
HSBC Bank USA NA, New York:
0.38%, 11/17/21 - 01/03/22 .......... 27,000 27,030,271
Kookmin Bank, New York
(a)
:
(LIBOR USD 3 Month + 0.50%),
0.68%, 07/22/21 ............... 10,000 10,008,991
(LIBOR USD 3 Month + 0.32%),
0.50%, 09/07/21 ............... 7,000 7,005,299
(LIBOR USD 3 Month + 0.30%),
0.48%, 10/22/21 ............... 9,000 9,008,441
Security
Par (000)
Par (000) Value
Yankee (continued)
(LIBOR USD 1 Month + 0.23%),
0.34%, 02/07/22 ............... USD 5,000 $ 4,999,777
(LIBOR USD 1 Month + 0.25%),
0.36%, 02/07/22 ............... 4,000 4,000,460
Korea Development Bank, New York, (LIBOR
USD 3 Month + 0.37%), 0.56%, 07/14/21
(a)
13,500 13,507,183
Lloyds Bank Corporate Markets plc, New
York
(a)
:
(LIBOR USD 3 Month + 0.55%),
0.74%, 07/19/21 ............... 15,800 15,817,002
(LIBOR USD 3 Month + 0.10%),
0.28%, 09/15/21 ............... 9,000 9,001,648
Mitsubishi UFJ Trust & Banking Corp., New
York, 0.26%, 05/10/21 ............. 8,000 8,000,333
Mizuho Bank Ltd., New York:
0.28%, 06/04/21 ................. 5,000 5,000,811
0.24%, 11/03/21 ................. 5,000 5,000,957
Morgan Stanley Bank NA, New York, (SOFR +
0.30%), 0.31%, 08/25/21
(a)
.......... 20,000 20,004,258
MUFG Bank Ltd., New York:
(LIBOR USD 3 Month + 0.50%),
0.68%, 07/16/21
(a)
.............. 5,000 5,005,067
0.34%, 08/16/21 ................. 12,500 12,506,968
0.33%, 10/29/21 ................. 8,000 8,005,603
Natixis SA, New York:
0.34%, 11/16/21 ................. 15,000 15,011,044
(LIBOR USD 3 Month + 0.13%),
0.32%, 12/09/21
(a)
.............. 3,000 3,001,618
Nordea Bank Abp , New York
(a)
:
(LIBOR USD 3 Month + 0.32%),
0.52%, 05/05/21 ............... 6,000 6,000,066
(LIBOR USD 3 Month + 0.26%),
0.46%, 01/07/22 ............... 9,000 9,014,626
(LIBOR USD 3 Month + 0.23%),
0.41%, 01/28/22 ............... 9,000 9,013,899
(LIBOR USD 3 Month + 0.12%),
0.31%, 02/28/22 ............... 2,000 2,001,632
Norinchukin Bank, New York, 0.25%, 01/20/22 7,000 7,000,617
Royal Bank of Canada, New York:
0.43%, 07/26/21 ................. 8,000 8,007,926
(LIBOR USD 3 Month + 0.05%),
0.25%, 10/08/21
(a)
.............. 35,000 35,007,529
(LIBOR USD 3 Month + 0.09%),
0.27%, 12/10/21
(a)
.............. 5,000 5,002,108
(LIBOR USD 3 Month + 0.11%),
0.29%, 12/17/21
(a)
.............. 10,000 10,005,570
Shinhan Bank, New York:
0.33%, 02/10/22 - 02/11/22 .......... 10,750 10,750,919
Standard Chartered Bank, New York
(a)
:
(LIBOR USD 3 Month + 0.15%),
0.33%, 08/24/21 - 11/23/21 ........ 38,250 38,275,655
(US Federal Funds Effective Rate
(continuous series) + 0.20%),
0.27%, 04/14/22 ............... 8,000 8,000,000
(LIBOR USD 3 Month + 0.09%),
0.29%, 04/25/22 ............... 15,000 15,000,000
Sumitomo Mitsui Banking Corp., New York:
(LIBOR USD 3 Month + 0.36%),
0.55%, 05/13/21 - 11/12/21
(a)
....... 23,300 23,324,188
(LIBOR USD 3 Month + 0.35%),
0.54%, 07/12/21
(a)
.............. 3,000 3,002,069
(LIBOR USD 3 Month + 0.44%),
0.62%, 09/10/21
(a)
.............. 7,000 7,010,365
(LIBOR USD 3 Month + 0.38%),
0.57%, 10/12/21 - 11/05/21
(a)
....... 17,000 17,027,454
0.70%, 07/15/22 ................. 12,000 12,007,536

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Yankee (continued)
Svenska Handelsbanken AB, New York:
(LIBOR USD 3 Month + 0.11%),
0.30%, 06/16/21
(a)
.............. USD 2,500 $ 2,500,448
0.28%, 11/22/21 ................. 5,000 5,003,167
(LIBOR USD 3 Month + 0.26%),
0.45%, 01/06/22
(a)
.............. 15,500 15,524,040
Toronto-Dominion Bank, New York:
0.37%, 07/07/21 ................. 3,000 3,001,414
0.43%, 07/28/21 - 08/03/21 .......... 20,000 20,015,757
0.40%, 08/16/21 ................. 8,000 8,006,428
(LIBOR USD 3 Month + 0.10%),
0.28%, 08/24/21
(a)
.............. 15,000 15,005,039
(LIBOR USD 3 Month + 0.07%),
0.27%, 10/08/21
(a)
.............. 22,000 22,002,381
(SOFR + 0.20%), 0.21%, 02/16/22
(a)
.... 11,000 11,002,777
879,720,553
Total Certificates of Deposit — 18.4%
(Cost: $934,122,848) ............................. 934,671,991
Commercial Paper — 35.1%
Alinghi Funding Co. LLC, 0.29%
,
10/08/21
(e)
. 3,000 2,997,719
American Electric Power Co., Inc.
(e)
:
0.24%, 05/17/21 ................. 8,000 7,999,384
0.27%, 06/14/21 ................. 20,000 19,994,875
American Honda Finance Corp., 0.25%
,
06/03/21
(e)
..................... 10,300 10,298,045
Antalis SA, 0.23%
,
08/03/21
(e)
.......... 3,000 2,998,480
ANZ New Zealand International Ltd., (LIBOR
USD 3 Month + 0.09%), 0.26%
,
07/23/21
(a)
10,000 10,001,999
ASB Finance Ltd., 0.28%
,
07/22/21
(e)
..... 20,000 19,995,481
AT&T, Inc.
(e)
:
0.37%, 10/19/21 ................. 3,000 2,996,201
0.38%, 11/16/21 ................. 15,000 14,977,250
0.41%, 12/14/21 ................. 70,000 69,874,093
0.43%, 12/16/21 ................. 10,000 9,981,792
Barclays Capital, Inc., 0.38%
,
01/18/22
(e)
... 13,000 12,976,637
Bedford Row Funding Corp., (LIBOR USD 3
Month + 0.07%), 0.26%
,
10/14/21
(a)
.... 15,000 15,002,681
BNZ International Funding Ltd., 0.29%
,
09/10/21
(e)
..................... 13,500 13,493,666
BPCE SA
(e)
:
0.30%, 05/13/21 ................. 14,000 13,999,596
0.40%, 06/16/21 ................. 4,000 3,999,483
0.47%, 07/01/21 ................. 10,000 9,998,088
0.34%, 12/01/21 ................. 12,000 11,985,523
0.34%, 12/09/21 ................. 15,000 14,981,045
Brookfield Infrastructure Holdings Canada, Inc.,
0.36%
,
05/10/21
(e)
................ 10,225 10,224,489
Brookfield Renewable Energy LP, 0.36%
,
06/08/21
(e)
..................... 17,299 17,295,346
Caisse d'Amortissement de la Dette Sociale
(b)(e)
:
0.48%, 06/15/21 ................. 18,000 17,997,332
0.37%, 07/23/21 ................. 6,000 5,997,984
Canadian Imperial Bank of Commerce, (LIBOR
USD 3 Month + 0.07%), 0.27%
,
08/03/21
(a)
20,000 20,003,537
Cancara Asset Securitisation LLC, 0.27%
,
05/24/21
(b)(e)
.................... 3,000 2,999,760
Citigroup Global Markets, Inc., 0.26%
,
06/04/21
(e)
..................... 10,000 9,999,174
Collateralized Commercial Paper FLEX Co.
LLC, 0.34%
,
12/06/21
(e)
............ 12,000 11,985,920
Collateralized Commercial Paper V Co. LLC,
0.31%
,
08/19/21
(e)
................ 5,000 4,997,672
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Concord Minutemen Capital Co. LLC
(b)(e)
:
0.39%, 06/14/21 ................. USD 6,110 $ 6,108,931
0.32%, 03/01/22 ................. 20,000 19,957,639
Crown Point Capital Co. LLC
(b)
:
(LIBOR USD 3 Month + 0.16%), 0.34%,
12/08/21
(a)
................... 15,000 15,007,158
0.33%, 01/12/22 ................. 13,250 13,260,412
Dallas FT Worth Protective Services PLLC,
0.38%
,
08/25/21 ................. 13,600 13,601,726
DBS Group Holdings Ltd., 0.31%
,
09/07/21
(e)
22,700 22,685,409
Electricite de France SA
(e)
:
0.28%, 06/04/21 ................. 29,605 29,600,164
0.28%, 06/28/21 ................. 5,395 5,393,002
Enbridge US, Inc.
(e)
:
0.26%, 05/10/21 ................. 8,056 8,055,655
0.21%, 05/11/21 ................. 2,000 1,999,905
0.21%, 05/24/21 ................. 5,020 5,019,425
0.24%, 06/14/21 ................. 7,815 7,812,998
0.30%, 07/06/21 ................. 13,000 12,994,314
Enel Finance America LLC
(e)
:
0.35%, 05/06/21 ................. 9,500 9,499,762
0.40%, 07/09/21 ................. 18,000 17,991,600
0.40%, 07/21/21 ................. 6,050 6,046,527
0.40%, 07/28/21 ................. 6,050 6,046,126
0.38%, 08/06/21 ................. 10,000 9,992,786
0.35%, 09/22/21 ................. 20,000 19,976,075
0.35%, 09/24/21 ................. 9,000 8,989,049
0.35%, 11/09/21 ................. 9,250 9,233,933
0.35%, 11/16/21 ................. 750 748,637
0.41%, 04/20/22 ................. 15,000 14,945,715
Exxon Mobil Corp., 0.27%
,
07/02/21
(e)
..... 15,000 14,998,399
Fairway Finance Co. LLC, 0.26%
,
07/07/21
(e)
10,000 9,996,921
Fidelity National Information Services, Inc.
(e)
:
0.31%, 05/03/21 ................. 14,000 13,999,825
0.33%, 05/18/21 ................. 18,000 17,998,524
0.25%, 05/19/21 ................. 11,540 11,538,995
0.26%, 06/02/21 ................. 18,000 17,996,948
0.27%, 06/07/21 ................. 18,000 17,996,333
FMS Wertmanagement , 0.25%
,
05/14/21
(e)
. 23,300 23,299,547
Goldman Sachs Group UK Ltd., 0.33%
,
01/14/22
(e)
..................... 8,400 8,385,617
Goldman Sachs International
(e)
:
0.34%, 09/24/21 ................. 2,000 1,998,424
0.35%, 12/22/21 ................. 10,000 9,984,660
Hitachi Capital America Corp.
(e)
:
0.30%, 06/23/21 ................. 9,459 9,455,878
0.30%, 06/30/21 ................. 2,507 2,506,019
HSBC Bank plc:
(LIBOR USD 3 Month + 0.26%), 0.45%,
06/09/21
(a)
................... 10,000 10,002,598
(LIBOR USD 3 Month + 0.22%), 0.41%,
07/20/21
(a)
................... 9,000 9,003,848
0.44%, 08/02/21
(e)
................ 15,000 14,992,010
(LIBOR USD 3 Month + 0.21%), 0.40%,
08/06/21
(a)
................... 10,000 10,004,853
(LIBOR USD 3 Month + 0.14%), 0.33%,
08/31/21
(a)
................... 10,000 10,003,898
(LIBOR USD 3 Month + 0.14%), 0.32%,
09/13/21
(a)
................... 7,000 7,002,821
(LIBOR USD 3 Month + 14.00%), 0.34%,
11/05/21
(a)
................... 15,000 15,006,782
0.33%, 01/03/22
(e)
................ 10,000 9,985,120
0.27%, 02/02/22
(e)
................ 8,000 7,986,285

BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
April 30, 2021
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Hyundai Capital America
(e)
:
0.32%, 06/21/21 ................. USD 15,000 $ 14,995,948
0.32%, 07/28/21 ................. 5,250 5,247,158
0.33%, 09/20/21 ................. 10,325 10,314,419
0.37%, 10/26/21 ................. 24,750 24,715,665
0.35%, 12/16/21 ................. 9,600 9,580,373
ING US Funding LLC, 0.30%
,
12/14/21
(e)
... 5,000 4,994,522
Koch Industries, Inc., 0.26%
,
05/28/21
(e)
... 8,700 8,699,377
Landesbank Baden-Wuerttemberg
(e)
:
0.30%, 05/17/21 ................. 20,000 19,999,084
0.30%, 06/04/21 ................. 10,000 9,998,804
Lime Funding LLC, 0.31%
,
06/01/21
(e)
..... 12,000 11,998,667
Lloyds Bank plc, (SOFR + 0.20%), 0.21%
,
05/17/21
(a)
..................... 5,000 5,000,283
LVMH Moet Hennessy Louis Vuitton SE
(e)
:
0.38%, 07/19/21 ................. 10,000 9,997,622
0.38%, 07/27/21 ................. 23,400 23,393,765
Macquarie Bank Ltd.:
(LIBOR USD 3 Month + 0.10%), 0.30%,
11/12/21
(a)
................... 5,000 5,001,826
0.35%, 11/18/21
(e)
................ 10,000 9,988,946
0.35%, 11/19/21
(e)
................ 15,000 14,983,253
National Australia Bank Ltd., (LIBOR USD 3
Month + 0.12%), 0.32%
,
07/08/21
(a)
.... 8,000 8,003,164
National Bank of Canada, (LIBOR USD 3
Month + 0.05%), 0.25%
,
08/11/21
(a)
.... 20,000 20,002,154
Natwest Markets plc, 0.40%
,
01/27/22
(b)(e)
.. 20,000 19,954,667
NatWest Markets plc
(b)(e)
:
0.40%, 06/22/21 ................. 24,300 24,293,990
0.40%, 01/04/22 ................. 8,500 8,483,597
PPG Industries, Inc.
(e)
:
0.23%, 06/21/21 ................. 13,200 13,195,863
0.42%, 08/02/21 ................. 25,364 25,346,582
Pure Grove Funding, 0.28%
,
06/07/21
(b)(e)
.. 15,000 14,997,926
Reckitt Benckiser Treasury Services plc
(e)
:
0.27%, 09/22/21 ................. 5,750 5,742,797
0.27%, 09/23/21 ................. 5,750 5,742,678
0.27%, 09/24/21 ................. 3,500 3,495,484
Ridgefield Funding Co. LLC, 0.29%
,
06/07/21
(b)
(e)
........................... 25,000 24,996,543
Rogers Communications, Inc., 0.55%
,
08/26/21
(e)
..................... 7,285 7,278,362
Royal Bank of Canada, 0.65%
,
05/03/21
(e)
.. 8,000 7,999,973
Salisbury Receivables Co. LLC, (SOFR +
0.25%), 0.26%
,
02/18/22
(a)
.......... 10,000 10,000,009
Shell International Finance BV
(e)
:
0.50%, 06/09/21 ................. 21,200 21,197,574
0.52%, 06/22/21 ................. 25,000 24,996,025
0.40%, 07/08/21 ................. 10,000 9,997,834
Shinhan Bank, 0.23%
,
09/10/21
(e)
........ 3,000 2,996,875
Societe Generale SA:
0.30%, 06/02/21
(e)
................ 25,000 24,997,891
(LIBOR USD 3 Month + 0.33%), 0.51%,
06/08/21
(a)
................... 13,000 13,004,295
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
0.30%, 07/01/21
(e)
................ USD 15,000 $ 14,997,132
0.30%, 07/07/21
(e)
................ 25,000 24,994,570
0.37%, 12/13/21
(e)
................ 18,000 17,974,512
0.35%, 01/10/22
(e)
................ 15,000 14,974,365
Spire, Inc., 0.20%
,
05/03/21
(e)
.......... 5,000 4,999,937
Suncor Energy, Inc.
(e)
:
0.28%, 05/10/21 ................. 6,000 5,999,743
0.37%, 05/13/21 ................. 11,000 10,999,376
0.28%, 05/17/21 ................. 5,370 5,369,587
0.27%, 06/09/21 ................. 3,490 3,489,236
Svenska Handelsbanken AB, 0.30%
,
12/08/21
(e)
..................... 15,000 14,983,905
Telstra Corp. Ltd., 0.31%
,
02/10/22
(e)
...... 17,200 17,159,963
TELUS Corp.
(e)
:
0.32%, 06/14/21 ................. 15,000 14,996,156
0.27%, 07/13/21 ................. 4,900 4,897,593
0.27%, 07/20/21 ................. 5,100 5,097,200
UBS AG
(a)
:
(LIBOR USD 3 Month + 0.17%), 0.36%,
07/09/21 .................... 8,000 8,000,791
(LIBOR USD 3 Month + 0.12%), 0.31%,
10/14/21 .................... 22,000 22,007,864
(LIBOR USD 3 Month + 0.12%), 0.32%,
11/12/21 .................... 15,000 15,005,478
(LIBOR USD 3 Month + 0.15%), 0.34%,
11/18/21 .................... 15,000 15,008,076
(LIBOR USD 3 Month + 0.17%), 0.36%,
12/02/21 .................... 15,000 15,006,958
(SOFR + 0.25%), 0.26%, 01/11/22 ..... 15,000 15,002,154
Volkswagen Group of America Finance LLC
(e)
:
0.52%, 10/25/21 ................. 35,000 34,910,184
0.52%, 11/08/21 ................. 15,000 14,958,080
0.52%, 11/10/21 ................. 27,000 26,923,612
Waste Management, Inc.
(e)
:
0.40%, 08/09/21 ................. 25,000 24,982,536
0.45%, 09/10/21 ................. 50,500 50,455,410
Total Commercial Paper — 35.1%
(Cost: $1,777,368,056) ........................... 1,777,992,918
Shares
Shares
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02%
(g)*
.................. 30,667 30,667
Total Money Market Funds — 0.0%
(Cost: $30,667) ................................ 30,667
Total Repurchase Agreements — 4.3%
(Cost: $217,500,000) ............................. 217,500,000
Total Short-Term Securities — 57.8%
(Cost: $2,929,021,571) ........................... 2,930,195,576
Total Investments — 101.0%
(Cost: $5,110,420,160 ) ........................... 5,119,512,332
Liabilities in Excess of Other Assets — (1.0)% ............ (50,540,428)
Net Assets — 100.0% .............................. $ 5,068,971,904
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BlackRock Short Obligations Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2021
(d)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)
Rates are the current rate or a range of current rates as of period end.
(f)
Issuer is a U.S. branch of a foreign domiciled bank.
(g)
Annualized 7-day yield as of period end.
*
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/21
Shares
Held at
04/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 73,350,982 $ — $ (73,320,315) $ — $ — $ 30,667 30,667 $ 15,292 $ —
BlackRock Liquid Environmentally
Aware Fund, Class Direct
(b)
.. 77,283,705 88,310 (77,333,386) 17,035 (55,664) — — 68,526 —
$ 17,035 $ (55,664) $ 30,667 $ 83,818 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Bank of America
Securities, Inc. ..... 0.37%
(a)
04/30/21 06/07/21 $ 32,000 $ 32,000 $ 32,012,498
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.78% to
10.63%, due 02/07/22
to 07/28/21 ....... $ 274,108,636 $ 34,694,662
0.65
(a)
04/30/21 07/07/21 5,000 5,000 5,006,139
U.S. Government
Sponsored Agency
Obligation, 6.49%, due
01/23/27 ......... 5,129,000 5,500,273
$ – $ –
$ 37,000 $ 40,194,935
$ – $ –
BNP Paribas SA ...... 0.43
(a)
04/30/21 08/06/21 25,000 25,000 25,029,264
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 1.64% to
8.20%, due 08/15/22 to
06/03/50 ......... 27,304,682 28,637,608
$ – $ –
Citigroup Global Markets,
Inc. ............. 0.50
(a)
04/30/21 07/04/21 16,000 16,000 16,014,369
U.S. Government
Sponsored Agency
Obligations, 1.26% to
5.99%, due 08/25/49 to
03/25/50 ......... 32,123,917 17,197,674
0.54
(a)
04/30/21 08/03/21 6,000 6,000 6,008,479
U.S. Government
Sponsored Agency
Obligations, 1.26% to
5.99%, due 09/25/49 to
02/25/50 ......... 9,448,855 6,434,307
$ – $ –
$ 22,000 $ 23,631,981
$ – $ –

BlackRock Short Obligations Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Credit Suisse Securities
USA LLC ......... 0.73%
(a)
04/30/21 08/07/21 $ 27,000 $ 27,000 $ 27,053,933
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.39% to
9.75%, due 02/01/24 to
03/07/87 ......... $ 113,910,629 $ 31,134,836
$ – $ –
Goldman Sachs & Co. LLC 0.53
(a)
04/30/21 12/04/21 50,000 50,000 50,160,472
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
7.09%, due 05/13/21 to
02/12/52 ......... 644,810,414 53,713,193
$ – $ –
Mizuho Securities USA
LLC ............. 0.59
(a)
04/30/21 06/07/21 3,500 3,500 3,502,192
Corporate/Debt
Obligations, 4.00% to
5.00%, due 11/01/34 to
09/01/40 ......... 2,800,000 3,750,125
0.67
(a)
04/30/21 08/02/21 14,000 14,000 14,024,327
Corporate/Debt
Obligations, 4.00% to
5.00%, due 03/01/29 to
07/15/40 ......... 11,355,000 14,980,992
$ – $ –
$ 17,500 $ 18,731,117
$ – $ –
Wells Fargo Securities
LLC ............. 0.33 02/17/21 05/18/21 12,000 12,000 12,009,900
Corporate/Debt
Obligations, 0.00%, due
06/22/21 to 04/06/22 12,631,596 12,600,000
0.35 02/12/21 05/13/21 12,000 12,000 12,010,500
Corporate/Debt
Obligations, 1.22% to
3.38%, due 06/15/35 to
01/19/38 ......... 13,322,756 12,840,001
0.54 03/12/21 06/10/21 15,000 15,000 15,020,250
Corporate/Debt
Obligations, 1.02% to
5.02%, due 12/10/24 to
07/15/50 ......... 15,963,611 16,050,001
$ – $ –
$ 39,000 $ 41,490,002
$ – $ –
$ 217,500 $ 237,533,672
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Glossary of Terms Used in this Report
Currency Abbreviations
USD United States Dollar
Portfolio Abbreviations
COP Certificates of Participation
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
LOC Letter of Credit
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes
VRDP Variable Rate Demand Preferred

BlackRock Short Obligations Fund

Schedule of Investments
(unaudited) (continued)
April 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ — $ 2,189,316,756 $ — $ 2,189,316,756
Short-Term Securities:
Certificates of Deposit ..................................... — 934,671,991 — 934,671,991
Commercial Paper ....................................... — 1,777,992,918 — 1,777,992,918
Money Market Funds ...................................... 30,667 — — 30,667
Repurchase Agreements ................................... — 217,500,000 — 217,500,000
$ 30,667 $ 5,119,481,665 $ — $ 5,119,512,332